Convertible Notes Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	$ 4,469,383	$ 3,337,605	$ 2,669,010
Convertible Notes Payable, Current	2,522,569	900,110	750,000
Convertible Notes Payable, Noncurrent	1,946,814	2,437,495	1,919,010
Multiple Unrelated Party [Member]
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	1,696,814	1,687,495	1,669,010
Stockholders [Member] | Issuance from June 28 2013 to April 11 2014 [Member]
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	1,433,090	650,110	0
Stockholders [Member] | Issuance from April 24, 2014 through June 30, 2014 [Member]
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	339,479	0
Stockholders [Member] | Due On November 30 2012
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	750,000	750,000	750,000
Stockholders [Member] | Due On August 15 2014
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
Convertible Notes Payable	$ 250,000	$ 250,000	$ 250,000